Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss from continuing operations for the period	$ (56,526)	$ (206,317)	$ (142,698)
Items not involving cash:
Income tax recovery			(3,609)
Change in fair value of biological assets	1,280	(5,432)	(30,340)
Share-based compensation	7,410	8,566	38,698
Depreciation and amortization	920	11,582	6,296
(Gain) loss on disposition of PP&E	17	(488)	(8)
Inventory obsolescence		45,913
Transaction costs			1,279
Finance costs	917	9,261	11,070
Loss on cancellation of contracts		671
Loss on financial obligation	18,485		60,308
Unrealized foreign exchange loss (gain)		(757)	671
Restructuring costs		448
Warrants issued for services		306
Asset impairment	523	79,191	162
Change in non-cash working capital	1,217	(5,259)	(41,626)
Net cash used in operating activities from continuing operations	(25,757)	(62,315)	(99,797)
Net cash provided by operating activities from discontinued operations		4,820	(12,939)
Net cash used in operating activities	(25,757)	(57,495)	(112,736)
Investing activities
Additions to property, plant and equipment	(76,321)	(3,024)	(110,271)
Additions to intangible assets		(150)
Proceeds from disposal of PP&E		2,109	51
Additions to long-term investments		(51,876)
Acquisition of Bridge Farm			(77,023)
Change in non-cash working capital	10,282	(11,319)	1,659
Net cash used in investing activities from continuing operations	(66,039)	(64,260)	(185,584)
Net cash used in investing activities from discontinued operations		(6,617)	(27,560)
Net cash used in investing activities	(66,039)	(70,877)	(213,144)
Financing activities
Proceeds from convertible notes, net of costs	27,764	18,070	90,373
Change in restricted cash		10,494	(15,477)
(Repayment) proceeds from Syndicated Credit Agreement, net of costs		(84,493)	82,687
Payments on lease obligations	(34)	(420)	(292)
Proceeds from issuance of shares, net of costs	36,616	181,841	177,202
Proceeds from Term Debt Facility, net of costs			105,539
(Repayment) proceeds from other debt instruments	40,705		(89,044)
Proceeds from exercise of derivative warrant liabilities		20,391
Proceeds from exercise of equity classified warrants	2,182		17,950
Proceeds from exercise of employee warrants	2,033		1,371
Settlement of convertible notes			(4,190)
Settlement of financial obligation			(9,500)
Repurchase of shares	(9,634)
Change in non-cash working capital	(1,393)	(2,498)	2,147
Net cash provided by financing activities from continuing operations	98,239	143,385	358,766
Net cash used in financing activities from discontinued operations		(639)	(499)
Net cash provided by financing activities	98,239	142,746	358,267
Effect of exchange rate changes on cash held in foreign currency		665	(1,472)
Impact of foreign currency translation from discontinued operations			301
Change in cash and cash equivalents	6,443	15,039	31,216
Cash and cash equivalents, beginning of period	7,678	45,337	14,121
Cash and cash equivalents, end of period	$ 14,121	$ 60,376	$ 45,337